Income taxes	12 Months Ended
Dec. 31, 2024
Income taxes [Abstract]
Income taxes

Note 15. Income taxes

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000.

Wing Yip was incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. For the years ended December 31, 2024, 2023 and 2022, Wing Yip provided provision of income tax expenses of nil.

PRC

Mainland China

Generally, the Company’s subsidiaries that are considered mainland China resident enterprises under mainland China tax laws are subject to enterprise income tax on their worldwide taxable income as determined under mainland China tax laws and accounting standards at a rate of 25%.

In accordance with the implementation rules of Enterprise Income Tax Law of the PRC (the “EIT Law”), a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. The Company’s subsidiary, Wing Yip GD, was qualified as a HNTE in 2019. Therefore, Wing Yip GD was eligible to enjoy a preferential tax rate of 15% for the years 2019, 2020, and 2021, to the extent it had taxable income under the EIT Law. For fiscal year 2022, Wing Yip GD’s income tax rate was 25%, as it did not re-apply for the HNTE certificate by the end of December 2022, and could not enjoy such tax incentives in 2022. Wing Yip GD re-applied for the HNTE certificate in September 2023 and qualified as a HNTE in December 2023. Therefore, Wing Yip GD is eligible to enjoy a preferential tax rate of 15% for the years 2023, 2024 and 2025, to the extent it had taxable income under the EIT Law.

The provision for income tax consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Current income tax expenses	$837,640	$2,458,123
Deferred income tax expenses	12,993	20,759
Total income tax expenses	$850,633	$2,478,882

The following table sets forth reconciliation between the statutory earned income tax rate and the effective income tax:

	As of December 31, 2024	As of December 31, 2023
Income before income tax expenses	$12,100,336	$16,488,795
Income tax computed at statutory EIT rate (25%)	3,025,084	4,122,199
Tax effect of preferential tax treatments	(2,317,043)	(1,585,164)
Effect of other non-deductible expenses	15,065	12,611
Others	127,527	(70,764)
Total	$850,633	$2,478,882

The significant components of deferred tax liabilities were as following:

	As of December 31, 2024	As of December 31, 2023
Deferred tax liabilities	$1,550,063	$1,580,428
Total deferred tax liabilities	$1,550,063	$1,580,428

The deferred tax liabilities mainly include the dividend declared by Wing Yip GD to Wing Yip, and the decrease from December 31, 2023 to December 31, 2024, was mainly due to the change in the exchange rate.

Uncertain tax positions

The PRC tax authorities conduct periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC entities. It is therefore uncertain as to whether the PRC tax authorities may take different views about the Company’s tax filings, which may lead to additional tax liabilities.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions.